Cover Page	Sep. 20, 2019
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	XCEL ENERGY INC
Entity Central Index Key	0000072903
Entity Incorporation, State or Country Code	MN
Document Type	8-K
Document Period End Date	Sep. 20, 2019
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
PUBLIC SERVICE CO OF COLORADO [Member]
Document Information [Line Items]
Entity Registrant Name	PUBLIC SERVICE CO OF COLORADO
Entity Central Index Key	0000081018
Entity Incorporation, State or Country Code	CO
Entity File Number	001-3280
Entity Tax Identification Number	84-0296600
Entity Address, Address Line One	1800 Larimer Street Suite 1100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	571-7511